Advances to suppliers (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Advances to suppliers [Line Items]
Advances to Suppliers	$ 16,465,072	$ 15,904,023
Allowance for doubtful accounts	(1,670,521)	(306,915)
Advances to suppliers, net	$ 14,794,551	$ 15,597,108